Financial and Other Non-Current Liabilities - Additional Information (Detail)									1 Months Ended				12 Months Ended
	Jun. 30, 2024 EUR (€)	Jun. 30, 2023 EUR (€)	Jun. 30, 2022 EUR (€)	Jun. 30, 2021 EUR (€)	Jun. 30, 2017 EUR (€)	Sep. 30, 2015 EUR (€)	Jan. 22, 2015 EUR (€)	Sep. 30, 2014 EUR (€)	Apr. 30, 2018 EUR (€)	Oct. 31, 2015 EUR (€)	Oct. 31, 2014 EUR (€)	Apr. 30, 2013 EUR (€)	Dec. 31, 2018 EUR (€) Contracts	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€) Installments	Dec. 31, 2014 EUR (€)	Dec. 31, 2013 EUR (€)	Dec. 31, 2011 EUR (€)	Dec. 31, 2015 EUR (€)
Disclosure of Detailed Information About Financial Instruments [line items]
Advances repayable at nominal value													100.00%
Number of advance contracts | Contracts													2
Income earned on termination of contract															€ 146,000
Cash collected from conditional advance													€ 0	€ 0	0
Repayment of conditional advance													1,800,000	578,000	275,000
Borrowings repaid															€ 256,000
Number of installment payments | Installments															4
Installment payment start date															Sep. 30, 2014
Borrowings paid in installments															€ 64,000
Borrowings													2,479,000	4,150,000	4,628,000				€ 4,809,000
Non-current part of deferred revenue													6,500,000
3rd OSEO contract [member]
Disclosure of Detailed Information About Financial Instruments [line items]
Cash collected from conditional advance													0	0	0	€ 128,000	€ 256,000	€ 256,000
Repayment of conditional advance													64,000	128,000	128,000
Borrowings														64,000	192,000				318,000
3rd OSEO contract [member] | Top of range [member]
Disclosure of Detailed Information About Financial Instruments [line items]
Cash collected from conditional advance																		€ 640,000
Cash collected from conditional advance													0	0	0
Repayment of conditional advance						€ 32,000		€ 64,000
4th OSEO contract [member]
Disclosure of Detailed Information About Financial Instruments [line items]
Cash collected from conditional advance							€ 864,989		€ 481,162	€ 918,000	€ 903,500	€ 903,500	0	0	0
Repayment of conditional advance													1,136,000
Borrowings													€ 624,000	€ 1,700,000	€ 1,684,000				€ 1,669,000
Annual interest rate on advance													2.05%	2.05%	2.05%				2.05%
Conditional advance, including interest to be paid																			€ 3,750,000
4th OSEO contract [member] | Collaborative research and clinical development [member]
Disclosure of Detailed Information About Financial Instruments [line items]
Cash collected from conditional advance																	€ 3,206,162
4th OSEO contract [member] | Top of range [member]
Disclosure of Detailed Information About Financial Instruments [line items]
Cash collected from conditional advance													€ 0	€ 0	€ 0
4th OSEO contract [member] | Top of range [member] | Scenario Forecast [member]
Disclosure of Detailed Information About Financial Instruments [line items]
Repayment of conditional advance	€ 1,450,000	€ 1,100,000	€ 800,000	€ 400,000
BPI advance [member]
Disclosure of Detailed Information About Financial Instruments [line items]
Cash collected from conditional advance																€ 3,000,000
Cash collected from conditional advance													0	0	0
Repayment of conditional advance					€ 150,000								600,000	450,000
Borrowings													1,854,000	2,386,000	2,751,000				2,666,000
Number of quarterly repayments					20
BPI advance [member] | Top of range [member]
Disclosure of Detailed Information About Financial Instruments [line items]
Cash collected from conditional advance													€ 0	0	0
COFACE [member]
Disclosure of Detailed Information About Financial Instruments [line items]
Income earned on termination of contract															146,000
Cash collected from conditional advance														€ 147,000
Cash collected from conditional advance															0
Repayment of conditional advance															€ 147,000
Borrowings																			€ 156,000
Proportion of revenue to be paid in advance by the company														7.00%
Agreement termination date															Dec. 31, 2016